Bank Borrowings (Details) - Mar. 31, 2025	HKD ($)	USD ($)
Bank Borrowings [Line Items]
Time deposit	$ 6,000,000	$ 771,218
Contracts receivable	141,925	18,243
Bank Borrowings [Member]
Bank Borrowings [Line Items]
Time deposit	2,000,000	255,561
Contracts receivable	$ 705,100	$ 90,631